UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23079

ABS Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

235 West Galena Street

Milwaukee, Wisconsin 53212

(Address of principal executive offices) (Zip code)

Laurence K. Russian

ABS Investment Management LLC

537 Steamboat Road

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

ABS Long/Short Strategies Fund

Annual Report

April 30, 2022

ABS Long/Short Strategies Fund

TABLE OF CONTENTS
April 30, 2022

Management Discussion of Fund Performance (Unaudited)	1
Report of Independent Registered Public Accounting Firm	5
Schedule of Investments	6
Summary of Investments	8
Statement of Assets, Liabilities and Shareholders’ Capital	9
Statement of Operations	10
Statements of Changes in Shareholders’ Capital	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to the Financial Statements	14
Fund Management (Unaudited)	20
Other Information (Unaudited)	21

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus.

ABS Long/Short Strategies Fund

Management Discussion of Fund Performance (Unaudited)
April 30, 2022

HISTORICAL PERFORMANCE (NET)

	1-Year Return	5-Year Return	10-Year Return	Annualized Return Since Inception*	Annualized Volatility Since Inception*	Sharpe Ratio (over T-Bills)
ABS Long/Short Strategies Fund	-6.10%	5.03%	NA	4.17%	8.05%	0.41
45% MSCI AC World Index (Local)	-0.71%	4.62%	NA	4.80%	6.05%	0.64
MSCI AC World Index (Local)	-1.96%	9.90%	NA	10.40%	13.46%	0.93

Past performance does not guarantee future results. Performance numbers for the Fund include reinvestment of earnings and are net of operating expenses (including management fees). Performance and portfolio data prior to the Fund’s commencement of operations on January 1, 2016 is that of the Predecessor Fund (“Predecessor Performance”). Predecessor Performance has been adjusted to reflect the Shares’ estimated first-year expenses (not including any expense limitation by ABS). The Predecessor Fund was not subject to certain restrictions under the 1940 Act that may have adversely or positively affected its performance. The performance figures above are based on the Fund’s estimated month-end NAV, which is calculated on the fifth day of the succeeding month. The figures are subject to change when the Fund’s final month-end NAV is calculated at the end of the succeeding month. Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk. The greater a fund’s sharpe ratio, the better its risk-adjusted performance has been.

ABS Long/Short Strategies Fund

Management Discussion of Fund Performance (Unaudited) - Continued
April 30, 2022

MARKET REVIEW

At the market level, the threat of rising interest rates and higher inflation led to a significant factor rotation from growth to value. Within growth markets, higher risk small caps and non-US stocks saw substantial losses, while larger cap US growth stocks held up relatively better. For example, the MSCI China Growth Index and Russell 2000 Growth Index (small cap) declined -44.5% and -26.4%, respectively, while the S&P 500 Growth Index (large cap) only lost -3.2%. This was driven by the continued resilience of mega cap US tech stocks through March 2022 that sit atop the market cap weighted indexes. From May 2021 through March 2022 (11 of the 12 months), these 7 stocks (Apple, Microsoft, Alphabet, Amazon, Tesla, Meta Platforms, and Nvidia) averaged gains of 25% and were the primary drivers of positive returns on the MSCI AC World Index. However, these stocks suffered significant losses in April 2022 as the Fed’s rate policy became increasingly hawkish, pushing global markets into the red for the fiscal year.

Value stocks were positive during the 12 months ending April 30, 2022 (MSCI AC World Value Index +4.6%), driven by a mix of financial, commodity-related, and defensive sectors. In 2021, financial stocks (especially banks and insurance) benefited from the rise in 10-year bond yields, although their rally stalled in 2022. Energy stocks picked up where financials left off, generating significant upside in 2022 as oil prices soared above $100/barrel in the aftermath of Russia’s invasion of the Ukraine. Defensive sectors held up well amidst the surge in market volatility as investors shifted away from higher growth themes into areas of the market with more predictable earnings.

PORTFOLIO REVIEW

For the fiscal year ending April 30, 2022, the ABS Long/Short Strategies Fund declined -6.1%. The fund’s performance trailed the exposure adjusted 45% MSCI AC World Index, which lost -0.7% during the fiscal year. This was a reversal from the previous fiscal year end, which saw the fund gain 26.1% vs. 17.5% for the reference index. During the period, the portfolio’s net exposure declined by over 10%, most of which came early in 2022 in response to heightened top-down risk factors related to geopolitics (i.e., Russia’s invasion of the Ukraine) and high levels of inflation. While this reduction in net exposure resulted in solid downside protection during the market’s largest down month of April, the portfolio’s lack of upside participation during the rest of the fiscal year was the driver of its relative underperformance.

ABS Long/Short Strategies Fund

Management Discussion of Fund Performance (Unaudited) - Continued
April 30, 2022

The ABS Long/Short Strategies Fund was underweight many of the areas that outperformed during the fiscal year, most notably the large mega cap tech index constituents. This led to underperformance from the managers in the portfolio’s largest strategy group, TMT, which declined -9.9%. In addition, managers in the US strategy group suffered from exposure to growth-oriented stocks outside of the large cap universe, leading to a decline of over 10%. Other areas of weakness included the portfolio’s allocations to managers in Asia and Financials, where a modest overweight to China and growth bias led to negative performance.

May 2021-April 2022 Portfolio Breakdown by Strategy

Strategy	Allocation*	Funds**	Return	Contribution	Gross Exposure*	Net Exposure*
Health Care	11.6%	5	7.4%	0.77%	187.6%	34.6%
Europe	2.5%	2	14.0%	0.50%	155.8%	52.6%
Commodity Related	5.3%	2	3.7%	0.25%	160.5%	47.4%
Latin America	4.2%	1	5.6%	0.24%	132.8%	48.2%
Real Estate	1.1%	1	0.2%	0.00%	176.4%	64.9%
US Small Cap	5.2%	2	-1.5%	-0.16%	122.3%	36.1%
Financials	6.8%	2	-8.1%	-0.57%	175.3%	24.9%
Global	18.5%	4	-4.1%	-0.76%	147.3%	55.1%
US	9.8%	2	-10.8%	-0.95%	133.1%	66.8%
Asia	5.9%	3	-17.7%	-1.05%	127.5%	55.2%
China	4.7%	1	-22.5%	-1.12%	138.4%	51.3%
TMT	21.6%	5	-9.9%	-2.09%	161.2%	52.5%

*	Allocation, gross exposure, and net exposure based on the average beginning of month values.

**	Number of funds based on the total funds invested by strategy during the year.

The top contribution came from the portfolio’s Health Care strategy group, which saw strong contributions from short positions in higher growth segments of the market to gain over 7%. In addition, allocations to commodity-related strategies and Latin America saw positive market tailwinds, although managers were cautious and did not fully capture the full extent of potential upside. That said, funds in these strategy groups have shown strong downside protection in prior periods of commodity weakness.

DISCLOSURES

Management’s discussion of Fund performance represents the opinions of the Fund’s management, which are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security or an offer to sell or the solicitation of any offer to buy shares of ABS Long/Short Strategies Fund (“Fund”). Such an offer or solicitation is made only through the Fund’s current prospectus. In the event of any inconsistency between this report and the prospectus, the prospectus will govern. This report is based upon information reasonably available as of the date of the presentation and ABS does not undertake any obligation to update such information at any time after such date. The information herein is not intended to provide, and should not be relied upon for, accounting, legal or tax advice or investment recommendations. You should make an independent investigation of the Fund, including consulting your tax, legal, accounting, or other advisors. Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. A prospectus with this and other information about the Fund may be obtained by calling (877) 499-9990. The prospectus should be read carefully before investing.

THE FUND

The Fund is a Delaware statutory trust registered under the Investment Company Act of 1940 (“1940 Act”) as a non-diversified, closed-end management investment company. The Fund primarily invests in private investment funds that employ long/short equity strategies (“Portfolio Funds”). Currently the Fund offers Founder’s Class Shares on a continuous basis (“Shares”). Shares are registered under the Securities Act of 1933 (“1933 Act”), but sold only to certain eligible investors who must be, among other qualifications, “accredited investors” under Regulation D of the 1933 Act. ABS is an SEC registered Investment Adviser and serves as the Fund’s investment adviser. Registration with the SEC does not imply a certain level of skill or training. At the commencement of the Fund’s operations, ABS (3)(C)(1) LP (“Predecessor Fund”) was reorganized into the Fund. The Fund and Predecessor Fund have equivalent investment objectives and policies, and the same investment adviser and portfolio managers. The Predecessor Fund was not registered under the 1940 Act. Foreside Fund Services, LLC (not affiliated with ABS) serves as the Fund’s distributor of Shares.

ABS Long/Short Strategies Fund

Management Discussion of Fund Performance (Unaudited) - Continued
April 30, 2022

RISK

An investment in the Fund will involve significant risks, including the risk of loss of the amount invested. Investments in Fund is suitable only for certain financially sophisticated investors who have no need for immediate liquidity in their investment and can bear the risk of an investment for an extended period of time. There is no guarantee that the Fund will achieve its objective.

Shareholders do not have the right to require the Fund to redeem any or all of their shares. With limited exceptions, shares are not transferable, and liquidity may be provided only through periodic repurchase offers by the Fund. There is no guarantee that the Fund will repurchase all of the shares tendered by an investor. There is no secondary market for the shares and none is expected to develop.

ABS may recoup waived fees and reimbursed expenses under certain conditions; see prospectus for details. An investor in the Fund will bear not only the Fund’s own expenses but also a proportionate share of the expenses of the underlying Portfolio Funds, which can be substantially higher than those of the Fund itself. Portfolio Funds typically will not be registered under the 1940 Act and may be organized outside the U.S. The value of the Fund’s investments in Portfolio Funds may be volatile and difficult to accurately measure.|| The Fund may not be able to liquidate an unprofitable position in a Portfolio Fund. The loss from a short sale theoretically is unlimited since the appreciation of the underlying asset theoretically is unlimited. Investments in foreign securities entail special risks from fluctuations in currency exchange rates, lax regulation, and potential market instability. The use of leverage by Portfolio Funds may result in large losses as well as large gains. Both the Fund and Portfolio Funds may be concentrated in a particular sector or asset-class, potentially resulting in greater volatility than a diversified portfolio. The foregoing is only a brief, incomplete summary of some of the risks an investor should consider. See the prospectus for a comprehensive description.

PERFORMANCE & PORTFOLIO DATA

Investors should bear in mind that past results do not guarantee future results and there can be no assurance that the Fund will achieve comparable results. Individual investors’ results may vary based their timing of investment.

Exposure and return information presented under the section entitled “Portfolio Allocation and Exposure” is based on information provided by underlying managers, is subject to change and is not independently verified.

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Neither of the two indices shown is the Fund’s benchmark; they are provided for informational purposes only. Although indices used in this report have been gathered using public and private sources and data we believe to be reliable, we make no representations as to their accuracy or completeness.

The MSCI AC World TR Index (Local) includes the reinvestment of dividends net of foreign taxes; symbol NDLEACWF. ABS believes it to be a comparable geographical mix of underlying markets. 45% of the MSCI All Country World Total Return Index (Local) is also being included as reference data as it represents the midpoint of the Fund’s targeted exposure range of 30-60%.

ABS Long/Short Strategies Fund

Report of Independent Registered Public Accounting Firm

Shareholders and the Board of Directors of ABS Long/Short Strategies Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and shareholders’ capital of ABS Long/Short Strategies Fund (the Fund), including the schedule of investments and summary of investments as of April 30, 2022, the related statements of operations and cash flows for the year then ended, the statements of changes in shareholders’ capital for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2022, the results of its operations and its cash flows for the year then ended, the changes in shareholders’ capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022, by correspondence with the custodian and underlying fund advisors. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more ABS Investment Management LLC’s investment companies since 2015.

New York, New York

June 27, 2022

ABS Long/Short Strategies Fund

Schedule of Investments
As of April 30, 2022

	Original Acquisition Date		Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] — 93.6%
ASIA EQUITY LONG/SHORT — 5.1%
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020		$4,000,000	$3,759,455	Quarterly	60 Days	[d]
Pleiad Asia Offshore Feeder Fund	10/1/2014	[b]	5,850,714	7,109,361	Quarterly	60 Days	[c,d,f]
			9,850,714	10,868,816
CHINA EQUITY LONG/SHORT — 3.9%
IvyRock China Focus Feeder Fund - Class C	4/1/2019		6,335,926	8,589,508	Monthly	30 Days	[e]

COMMODITY RELATED EQUITY — 7.1%
Delbrook Resource Opportunities (Cayman) Fund Ltd.	1/1/2022		4,000,000	3,968,081	Quarterly	90 Days	[c,f]
Energy Dynamics Fund Limited Class D	4/1/2018		8,057,485	11,134,023	Monthly	90 Days	[c]
			12,057,485	15,102,104
FINANCIAL EQUITY LONG/SHORT — 6.8%
Azora Offshore Fund, Ltd.	5/1/2018		7,721,540	10,121,198	Quarterly	45 Days
Vetamer Capital Partners, L.P.	2/1/2021		5,750,000	4,563,496	Quarterly	60 Days	[d]
			13,471,540	14,684,694
GLOBAL EQUITY LONG/SHORT — 18.5%
140 Summer Partners Offshore Ltd.	7/1/2020		8,600,000	10,172,353	Quarterly	60 Days	[d]
One01 Capital Partners, Ltd.	5/1/2020		8,865,530	9,123,273	Quarterly	45 Days	[f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016		7,033,381	9,270,983	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016		8,086,719	10,686,053	Quarterly	60 Days	[d]
			32,585,630	39,252,662
HEALTH CARE EQUITY LONG/SHORT — 12.8%
Averill Fund, Ltd.	11/1/2020		5,000,000	7,976,811	Quarterly	60 Days	[d,f]
Camber Capital Fund, L.P.	1/1/2016		4,541,457	7,073,676	Quarterly	90 Days	[c]
Iron Triangle Offshore Fund Ltd.	9/1/2020		7,000,000	7,797,800	Quarterly	60 Days	[f]
Janus Henderson Biotech Innovation Fund, Ltd.	2/1/2022		4,500,000	4,213,962	Quarterly	60 Days	[f]
			21,041,457	27,062,249
LATIN AMERICA — 4.7%
Sagil Latin American Opportunities Fund - Class B	4/1/2017		7,750,000	10,067,825	Monthly	90 Days

REAL ESTATE LONG/SHORT — 1.2%
Long Pond Offshore, Ltd.	6/1/2011	[b]	1,793,761	2,509,612	Quarterly	60 Days

TMT EQUITY LONG/SHORT — 19.4%
Altimeter Offshore Ltd. - Class A1	11/1/2013	[b]	3,356,611	2,880,338	Semi-Annually	60 Days
Atreides Foundation Fund, L.P.	12/1/2020		10,100,000	8,202,805	Quarterly	60 Days	[g,h]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016		5,171,735	11,629,242	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017		6,346,879	8,085,403	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018		6,853,604	10,131,836	Quarterly	45 Days	[f,g,h]
			31,828,829	40,929,624

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

SCHEDULE OF INVESTMENTS - Continued
As of April 30, 2022

	Original Acquisition Date	Cost	Fair Value	Redemptions Permitted	Redemption Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT — 7.8%
Antero Peak Long/Short Offshore Fund Ltd.	1/1/2019	$10,183,009	$12,966,735	Quarterly	30 Days
StackLine Partners Offshore Fund, Ltd. - Class F	5/1/2018	3,872,395	3,670,912	Quarterly	60 Days [d,f]
		14,055,404	16,637,647
U.S. SMALL CAP — 6.3%
Kent Lake Partners, L.P.	9/1/2021	5,000,000	4,618,775	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	8,100,000	8,811,336	Quarterly	30 Days [f]
		13,100,000	13,430,111

TOTAL INVESTMENTS IN PORTFOLIO FUNDS — 93.6%		163,870,746	199,134,852

TOTAL INVESTMENTS — 93.6%		163,870,746	199,134,852
Other Assets in Excess of Liabilities — 6.4%			13,569,322
SHAREHOLDERS’ CAPITAL — 100.0%			$212,704,174

*	All Portfolio Funds are non-income producing securities.

[a]

Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of April 30, 2022 was $163,870,746 and $199,134,852 respectively.

[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).

[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.

[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.

[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.

[f]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period for initial or follow-on subscriptions made after April 30, 2021.

[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.

[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Summary of Investments
As of April 30, 2022

Security Type/Country of Domicile	Percent of Shareholders’ Capital
Investments in Portfolio Funds
Cayman Islands	66.7%
United States	25.5%
British Virgin Islands	1.4%
Total Investments in Portfolio Funds	93.6%
Total Investments	93.6%
Other Assets in Excess of Liabilities	6.4%
Shareholders’ Capital	100.0%

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Assets, Liabilities and Shareholders’ Capital
As of April 30, 2022

Assets:
Investments in Portfolio Funds, at fair value (cost $163,870,746)	$199,134,852
Cash	9,339,454
Cash held in escrow for shares tendered	63,367
Portfolio Funds purchased in advance	4,500,000
Receivable for investments sold	191,620
Total assets	213,229,293

Liabilities:
Proceeds from sale of shares received in advance	200,000
Capital withdrawals payable	63,368
Management fees payable	147,704
Accounting and administration fees payable	54,343
Professional fees payable	50,411
Directors’ fees payable	1,154
Accrued other expenses	8,139
Total liabilities	525,119

Shareholders’ Capital	$212,704,174

Components of Shareholders’ Capital:
Paid-in capital	$203,727,459
Total distributable earnings	8,976,715
Shareholders’ Capital	$212,704,174

Shareholders’ Capital:
Founders’ Shares:
Shareholders’ Capital applicable to shares outstanding	$212,704,174
Shares of beneficial interest issued and outstanding	1,930,387
Net asset value, offering price and redemption proceeds per share	$110.19

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Operations
For the Year Ended April 30, 2022

Investment Income:
Interest	$24
Total investment income	24

Expenses:
Management fees	2,210,831
Accounting and administration fees	330,709
Professional fees	88,000
Other expenses	34,880
Transfer agent fees and expenses	34,323
Custodian fees	27,310
Tender offer filing fees	21,391
Directors’ fees	22,821
Total expenses	2,770,265
Management fees waived	(332,895)
Net expenses	2,437,370
Net investment loss	(2,437,346)

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	5,830,251
Net change in unrealized depreciation on investments	(17,171,846)
Net realized and unrealized loss	(11,341,595)

Net Decrease in Shareholders’ Capital from Operations	$(13,778,941)

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statements of Changes in Shareholders’ Capital

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Changes in Shareholders’ Capital from:
Operations:
Net investment loss	$(2,437,346)	$(1,936,446)
Net realized gain on investments	5,830,251	3,402,726
Net change in unrealized appreciation (depreciation) on investments	(17,171,846)	39,053,244
Net increase (decrease) in Shareholders’ Capital from operations	(13,778,941)	40,519,524

Distributions to Shareholders:
Distributions:
Founders’ shares	(12,899,245)	(3,413,034)
Total distributions to shareholders	(12,899,245)	(3,413,034)

Capital Transactions:
Proceeds from sale of shares:
Founders’ shares	11,950,000	37,659,900
Reinvestment of distributions:
Founders’ shares	12,899,246	3,413,034
Payments for shares repurchased:
Founders’ shares	(2,042,333)	(12,404,961)
Net increase in Shareholders’ Capital from capital transactions	22,806,913	28,667,973

Total increase (decrease) in Shareholders’ Capital	(3,871,273)	65,774,463

Shareholders’ Capital:
Beginning of year	216,575,447	150,800,984
End of year	$212,704,174	$216,575,447

Capital Share Transactions:
Shares sold:
Founders’ shares	98,258	326,390
Shares reinvested:
Founders’ shares	109,594	28,248
Shares repurchased:
Founders’ shares	(16,788)	(115,252)
Net increase in capital share transactions	191,064	239,386

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Statement of Cash Flows
For the Year Ended April 30, 2022

Cash flows from operating activities
Net decrease in Shareholders’ Capital from operations	$(13,778,941)
Adjustments to reconcile net decrease in Shareholder’s Capital from operations to net cash used in operating activities:
Purchases of long-term investments	(26,650,000)
Proceeds from investments sold	26,741,731
Net realized gain on investments	(5,830,251)
Net change in unrealized depreciation on investments	17,171,846
Changes in operating assets and liabilities:
Increase in Portfolio Funds purchased in advance	(4,000,000)
Increase in receivable for investments sold	(1,386)
Decrease in management fees payable	(420,947)
Increase in professional fees payable	1,653
Decrease in accounting and administration fees payable	(22,284)
Decrease in directors’ fees payable	(12,179)
Decrease in accrued other expenses payable	(11,128)
Net cash used in operating activities	(6,811,886)

Cash flows from financing activities
Net proceeds from the sale of shares	11,525,000
Net payments for capital withdrawals	(2,599,214)
Net cash provided by financing activities	8,925,786

Net increase in cash	2,113,900

Cash:
Beginning of year	7,288,921
End of year	$9,402,821

Non cash financing activities not included herein consist of $12,899,246 of reinvested dividends.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Financial Highlights
Founders’ Shares

Per share operating performance.
For a capital share outstanding throughout each year.

	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021	For the Year Ended April 30, 2020	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Net asset value, beginning of year	$124.5171	$100.5382	$103.9650	$105.0730	$101.3354
Net Increase (Decrease) in Shareholders’ Capital from Operations
Net investment loss	(0.3601)	(0.2407)	(1.7403)	(0.2101)	(0.9702)
Net realized and unrealized gain (loss) on investments	(6.8055)	26.4186	1.4772	1.8328	7.6547
Net Increase (Decrease) in Shareholders’ Capital from Operations	(7.1656)	26.1779	(0.2631)	1.6227	6.6845

Less Distributions:
From net investment income	(4.3080)	(2.1990)	(1.9235)	—	—
From net realized gains	(2.8562)	—	(1.2402)	(2.7307)	(2.9469)
Total distributions	(7.1642)	(2.1990)	(3.1637)	(2.7307)	(2.9469)

Net asset value, end of year	$110.1873	$124.5171	$100.5382	$103.9650	$105.0730

Total Return(1)	(6.12)%	26.10%	(0.45)%	1.76%	6.61%

Ratios and Supplemental Data:
Shareholders’ Capital, end of year (in thousands)	$212,704	$216,575	$150,801	$179,537	$79,440
Net investment loss to average Shareholders’ Capital(2)	(1.10)%	(1.09)%	(1.10)%	(1.10)%	(1.10)%
Ratio of gross expenses to average Shareholders’ Capital(2)(3)	1.25%	1.28%	1.25%	1.24%	1.48%
Ratio of expense waiver to average Shareholders’ Capital(2)	(0.15)%	(0.18)%	(0.15)%	(0.14)%	(0.38)%
Ratio of net expenses to average Shareholders’ Capital(2)	1.10%	1.10%	1.10%	1.10%	1.10%
Portfolio Turnover	13%	26%	18%	20%	30%

(1)	Total Return based on net asset value per share is the combination of changes in net asset value per share and reinvested dividend income at net asset value per share, if any.

(2)	The ratios do not include investment income or expenses of the Portfolio Funds in which the Fund invests.

(3)	Represents the ratio of expenses to average Shareholders’ Capital absent fee waivers and/or expense reimbursement by the Adviser.

The accompanying notes are an integral part of these Financial Statements.

ABS Long/Short Strategies Fund

Notes to the Financial Statements
April 30, 2022

1. ORGANIZATION

ABS Long/Short Strategies Fund (the “Fund”) was organized as a Delaware statutory trust on June 24, 2015 and is registered with the Securities and Exchange Commission (the “SEC”) as a closed-end, non-diversified management investment company under the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and operates as a “tender offer fund.” The Fund’s investment objective is to seek capital appreciation over a full market cycle while maintaining a lower level of volatility when compared to the global equity markets’ risk and volatility.

To achieve its investment objective, the Fund, under normal circumstances, invests its assets pursuant to equity long/short strategies through investments in private investment vehicles or “hedge funds” (“Portfolio Funds”).

Generally, the equity long/short strategies employed by the Portfolio Funds involve taking long and short positions in the equity securities (or the equivalent thereof) of U.S. and foreign issuers. These long and short positions are created by purchasing and selling short specific equity securities or groups of equity securities.

The Portfolio Funds may utilize a variety of investment approaches and techniques to implement their long/short equity strategies. The Portfolio Funds, for example, may construct long and short portions based upon the following strategies: (1) a mispricing of equity securities relative to each other or relative to historic norms; (2) the effect of events on different equity securities; (3) perceived valuations of equity securities (e.g., whether an issuer is overvalued or undervalued); and/or (4) the effect of global economic and political changes on the prices of equity securities (collectively, “Long/Short Equity Strategies”). The Portfolio Funds may utilize a variety of investment styles (e.g. growth/value, small cap/large cap) and focus on specific sectors, regions (e.g., U.S., emerging markets, global) and asset classes (e.g., common stocks, preferred stocks and convertible securities) to implement the Long/Short Equity Strategies. The Portfolio Funds in the aggregate will provide the Fund with market exposure that may be net short or net long.

While it is anticipated that the Portfolio Funds will primarily invest in publicly traded U.S. and foreign common stocks, Portfolio Funds may also use other equity securities such as preferred stock, convertible securities and warrants to implement their equity long/short strategies.

A Portfolio Fund may also invest in fixed income securities such as corporate debt obligations, government securities, municipal securities, financial institution obligations, mortgage-related securities, asset-backed securities and zero-coupon securities issued by U.S. issuers and similar securities issued by foreign issuers (collectively, “Fixed Income Securities”) on an opportunistic basis. It is expected that the Portfolio Funds may apply techniques similar to the Long/Short Equity Strategy to implement long/short positions in Fixed Income Securities.

The Fund commenced operations on January 4, 2016. The Fund had no operations prior to January 4, 2016 other than those relating to its organization and the sale of 1,000 shares of beneficial interest in the Fund at $100.0000 per share to ABS Investment Management LLC (the “Adviser”) on September 29, 2015. Simultaneous with the commencement of the Fund’s operations (“Commencement of Operations”) on January 4, 2016, ABS (3)(C)(1) LP (the “Predecessor Fund”), was reorganized with and into the Founders’ Shares (“Founders’ Shares”) of the Fund.

The Fund’s registration statement permits it to offer three classes of shares known as the Founders’ Shares, Institutional Shares (“Institutional Shares”) and A Shares (“A Shares”). The Fund commenced investment operations on January 4, 2016 with the Founders’ Shares. The Institutional Shares commenced operations on July 1, 2016. On April 1, 2017, the Fund converted all of the shareholders of the Institutional Shares into the Founders’ Shares. As of April 30, 2022, no shareholder had purchased Institutional Shares and the A Shares had not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2022

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

a. Fair Value of Financial Instruments

The Board of Trustees (“Board”) has established a Valuation Committee to oversee the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”). The Valuation Procedures provide that the Fund will value its investments in direct investments and Portfolio Funds at fair value.

The valuations of investments in Portfolio Funds are generally supported by monthly valuation statements received from the Portfolio Funds’ independent administrators. In addition, investor reports and audited financial statements, among other things, may be considered when available or necessary.

In accordance with the Valuation Procedures, fair value as of each month-end or other applicable accounting periods, as applicable, ordinarily will be the value determined as of such date by each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that a Portfolio Fund or its independent administrator does not report a month-end value to the Fund on a timely basis, the Fund will determine the fair value of such Portfolio Fund based on the most recent estimated value reported by the Portfolio Fund, as well as any other relevant information available at the time the Fund values its portfolio.

Investments in Portfolio Funds are recorded at fair value, using the Portfolio Fund’s net asset value as a practical expedient. Based on guidance provided by FASB, investments for which fair value is measured using the net asset value practical expedient are not required to be categorized in the fair value hierarchy.

b. Investment Income

Interest income is recorded on an accrual basis.

c. Fund Expenses

The Fund will pay all of its expenses, or reimburse the Adviser or their affiliates to the extent they have previously paid such expenses on behalf of the Fund. The expenses of the Fund include, but are not limited to, any fees and expenses in connection with the offering and issuance of shares of beneficial interest (“Shares”) of the Fund; all fees and expenses directly related to portfolio transactions and positions for the Fund’s account; all fees and expenses reasonably incurred in connection with the operation of the Fund, such as investment management fee, legal fees, auditing fees, accounting, administration, and tax preparation fees, custodial fees, costs of insurance, registration expenses and trustees’ fees. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to certain share classes.

d. Income Tax Information & Distributions to Shareholders

The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and any net realized gains to its shareholders (“Shareholders”). Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2022

The Income Tax Statement requires management of the Fund to analyze tax positions expected to be taken in the Fund’s tax returns, as defined by Internal Revenue Service (the “IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended September 30, 2018-2022, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, U.S. GAAP requires certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to certain non-deductible expenses for tax purposes, including net investment loss. These reclassifications have no effect on shareholders’ capital or net asset value per share. For the tax period ended September 30, 2021, the following amounts were reclassified:

Paid-in capital	$3,298,715
Total distributable earnings	(3,298,715)

As of April 30, 2022, the federal tax cost of investment securities and unrealized appreciation (depreciation) were as follows:

Gross unrealized appreciation	$23,207,114
Gross unrealized depreciation	(5,285,351)
Net unrealized appreciation	$17,921,763
Cost of investments	$181,213,089

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in partnerships and passive foreign investment companies (“PFICs”).

The tax basis of distributable earnings as of September 30, 2021, the Fund’s last tax year, with unrealized appreciation on investments adjusted for activity through the Fund’s fiscal year ended April 30, 2022, shown below represent distribution requirements met by the Fund subsequent to the fiscal tax year end in order to satisfy income tax regulations and losses the Fund may be able to offset against income and gains realized in future years.

Undistributed ordinary income	$—
Undistributed long-term capital gains	5,076,371
Tax accumulated earnings	5,076,371
Accumulated capital and other losses	$(799,642)
Unrealized appreciation on investments	17,921,763
Total accumulated earnings (deficit)	$22,198,492

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

The tax character of distributions paid during the tax periods ended September 30, 2021 and September 30, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary Income	$3,413,034	$3,771,507
Long-term Capital Gains	—	1,581,216
Return of Capital	—	69,909
Total Distributions	$3,413,034	$5,422,632

As of September 30, 2021, the Fund had $799,642 of late-year ordinary losses which are deferred until fiscal year 2022 for tax purposes. Late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2022

e. Cash

Cash includes interest bearing non-restricted cash with one financial institution.

Amounts received from prospective investors in the Fund (in the case of subscriptions) and amounts received from the Fund (in the case of tender offers) will be held as cash in an escrow account pending the transmission to the Fund or tendering shareholders, as the case may be.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AGREEMENTS

The Fund is managed by the Adviser, a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. Certain officers of the Fund are also directors and officers of the Adviser.

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s continuous investment program in a manner reasonably consistent with the investment objective and policies of the Fund. As compensation for services and facilities required to be provided by the Adviser under the Advisory Agreement, the Fund will pay the Adviser a fee at an annual rate equal to 1.00%, payable monthly based on the Fund’s month end net asset value.

Under the terms of the expense limitation agreement, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses to limit the Fund’s total annual fund operating expenses attributable to the Founders’ Shares to 1.10% (after fee waivers and/or expense reimbursements, and exclusive of taxes, interest, portfolio transaction expenses (including but not limited to brokerage fees and commissions, custodial “ticket” costs to process Fund investments in other investment funds, and other fees and expenses incurred in connection with the acquisition, holding, and disposition of securities and other investments), acquired fund fees and expenses, dividend expenses on short sales and extraordinary expenses not incurred in the ordinary course of the Fund’s business). The expense limitation agreement, however, provides for the Adviser’s recoupment of expenses reimbursed and/or fees waived by the Adviser, for a period of three (3) years following the date such reimbursement or reduction was made if such recoupment does not cause current expenses to exceed the expense limit for the Founders’ Shares in effect at the time the expenses were paid/waived or any expense limit in effect at the time of recoupment. The expense limitation agreement will continue until August 30, 2023 and may be terminated or extended at any time by the Board. The Adviser cannot unilaterally terminate the expense limitation agreement prior to August 30, 2023. No such termination will affect the obligation (including the amount of the obligation) of the Fund to repay amounts of waived fees and/or reimbursed expenses with respect to periods prior to such termination.

For the year ended April 30, 2022, the Adviser waived management fees totaling $332,895. At April 30, 2022, the amount of these potentially recoverable expenses was $927,051 (see below). The Adviser may recapture all or a portion of the following amounts no later than April 30 of the years stated below:

2023	$265,670
2024	328,486
2025	332,895
Total	$927,051

Foreside Fund Services, LLC acts as the Fund’s principal underwriter.

4. RELATED PARTY TRANSACTIONS

At April 30, 2022, Shareholders who are affiliated with the Adviser owned less than 1% of Shareholders’ Capital of the Fund.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than twenty-five percent (25%) of the voting securities creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2022, Operating Engineers Local 324 Pension Fund had ownership in the Fund in the amount of 29.01%. Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by Shareholders of the Fund.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2022

6. ADMINISTRATION AND CUSTODY AGREEMENT

UMB Fund Services, Inc., serves as administrator (the “Administrator”) to the Fund and provides certain accounting, administrative, record keeping and investor related services. The Fund pays a monthly fee to the Administrator based upon Shareholders’ Capital, subject to certain minimums.

UMB Bank, N.A. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub-custodians, securities depositories and clearing agencies.

7. CAPITAL STOCK

The Fund is offering Founders’ Shares, Institutional Shares and A Shares on a continuous basis. Founders’ Shares and Institutional Shares are offered at their net asset (“NAV”) per Share as of the first Fund business day (“Business Day”) of each month. A Shares are offered at their net asset (“NAV”) per Share, plus a sales load of up to 5%, as of the first Fund business day (“Business Day”) of each month. “Business Day” means any day that the New York Stock Exchange (“NYSE”) is open for business. Amounts received from investors as potential investments in the Fund are held in an escrow account at the Fund’s custodian pending the admission of investors as Shareholders of the Fund. Investors will not receive any interest on funds held in the escrow account. As of April 30, 2022, no subscriptions were held in escrow.

Because the Fund is a closed-end fund, Shareholders do not have the right to require the Fund to redeem any or all of their Shares. To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written repurchase offers, but is not obligated to do so. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider a variety of operational, business and economic factors. The Board convenes quarterly to consider whether or not to authorize a repurchase offer. The Board expects that repurchase offers, if authorized, will be made no more frequently than on a quarterly basis and will typically have a valuation date as of March 31, June 30, September 30 or December 31 (or, if any such date is not a Business Day, on the last Business Day of such calendar quarter).

Each Shareholder that tenders Shares that are accepted for purchase by the Fund will be given cash or a non-interest bearing, non-transferable promissory note (the “Note”) entitling the Shareholder to one or more payments in cash totaling one hundred percent (100%) of the unaudited Net Asset Value of the Shares. Shareholders tendering less than all of their Shares will generally receive payment within forty-five (45) calendar days after the Valuation Date. In the case of a full repurchase of a Shareholder’s Shares, an initial payment (the “Initial Payment”) will be made in an amount equal to at least 95% of the estimated value of the repurchased shares, determined as of the Valuation Date and will be made within the later of: (1) forty-five (45) calendar days after the Valuation Date or (2) ten (10) business days after receipt by the Fund of at least ninety-five percent (95%) of the aggregate amount requested to be withdrawn from the Fund’s investments in private investment vehicles (the “Portfolio Funds”) in order to fund the repurchase. A second and final payment (which will not be credited for interest) in respect of the Note (the “Final Payment”) will be made in an amount equal to the excess, if any, of (1) the value of the repurchased Shares, determined as of the Valuation Date, over (2) the Initial Payment. Unless the existence of changes in tax or other laws or regulations, delays in withdrawal proceeds from Portfolio Funds, or unusual market conditions result in a delay, the Final Payment will be made within 60 days of the completion of the next annual audit of Shares by the Fund’s independent registered public accountant. The Final Payment will be held in an escrow account until the payment is made. As of April 30, 2022, $63,367 was held in escrow and is included within “Cash held in escrow for shares tendered” on the Statement of Assets, Liabilities and Shareholders’ Capital.

8. DIVIDEND REINVESTMENT PLAN

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares of the same class unless they elect in writing to receive distributions in cash in their subscription agreement with the Fund. UMB Fund Services, Inc. (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of Shares equal to the amount of the distribution on that Participant’s Shares divided by the immediate post-distribution NAV per Share of the Shares of that class.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the Shares are held in street or other nominee name, then to the nominee) by UMB Fund Services, Inc. as dividend paying agent. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and Shares. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

ABS Long/Short Strategies Fund

NOTES TO THE FINANCIAL STATEMENTS - Continued
April 30, 2022

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 (ten) days after the date on which the election is received. A shareholder whose Shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

9. INVESTMENT TRANSACTIONS

For the year ended April 30, 2022, the purchase and sale of investments, excluding short-term investments, were $26,650,000 and $26,741,731, respectively.

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Redemptions in Portfolio Funds are recorded on a redemption effective date basis which is generally the last day of the calendar month in which the redemption is effective.

Portfolio Funds purchased in advance of $4,500,000 represented on the Statement of Assets, Liabilities and Shareholders’ Capital, are amounts paid for Portfolio Funds but the subscription is not yet effective. The Fund has not yet taken possession of shares or has interest evidencing legal ownership of the Portfolio Funds.

10. INDEMNIFICATION

In the normal course of business, the Fund has entered into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

11. RISK FACTORS

The Fund is subject to substantial risks, including market risks, strategy risks and Portfolio Fund manager risks. Portfolio Funds generally will not be registered as investment companies under the Investment Company Act and, therefore, the Fund will not be entitled to the various protections afforded by the Investment Company Act with respect to its investments in Portfolio Funds. While the Adviser will attempt to moderate any risks of securities activities of the Portfolio Fund managers, there can be no assurance that the Fund’s investment activities will be successful or that the Shareholders will not suffer losses. The Adviser will not have any control over the Portfolio Fund managers, thus there can be no assurances that a Portfolio Fund manager will manage its portfolio in a manner consistent with the Fund’s investment objective.

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Fund may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events to report.

ABS Long/Short Strategies Fund

Fund Management (Unaudited)
April 30, 2022

The identity of the Board of Trustees and brief biographical information as of April 30, 2022 is set forth below. The Fund’s Statement of Additional Information includes additional information about the Board of Trustees and is available, without charge, by calling 1-877-499-9990.

Name, Address and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Interested Trustee:
Laurence K. Russian 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1970	Trustee; Chief Executive Officer; President	Since 2015	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.	1	None
Independent Trustees:
Bruce Beaty 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1958	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	President and Chief Executive Officer, Blue Ridge Real Estate Company (real estate development and hospitality operations) since August 2011, Chairman of the Board of Directors since 2014 and a Director of each of the companies since 2006.	1	2
Richard Latto 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1963	Trustee Member, Audit, Nominating, Qualified Legal Compliance and Valuation Committee	Since 2015	Managing Member, Spray Rock Capital (investment firm) since 2016, Portfolio Manager, Taylor Woods Capital (investment firm) 2015-2016; Managing Director, Longroad Asset Management (asset management firm) from 2001-2015.	1	None
Principal Officers who are Not Trustees
David J. Finn 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1973	Treasurer and Principal Financial Officer; Secretary	Since 2015	Chief Financial Officer and Chief Compliance Officer, ABS Investment Management LLC since 2003.	N/A	N/A
Ishpreet Chadha 235 West Galena Street, Milwaukee, Wisconsin 53212 Born: 1986	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2017	Counsel, ABS Investment Management LLC since 2013.	N/A	N/A

ABS Long/Short Strategies Fund

Other Information (Unaudited)
April 30, 2022

Dividend Reinvestment Plan

Questions concerning the DRIP should be directed to the Agent at 235 West Galena Street, Milwaukee, Wisconsin 53212 or (877) 499-9990.

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30 no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund at 1-877-499-9990 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Form N-PORT is available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

(f)(3) A copy of such code of ethics is available without charge, upon request, by calling the Fund at (414) 299-2000. Also, a copy of the code of ethics is attached as an exhibit to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of trustees has determined that Mr. Bruce Beaty is qualified to serve as the audit committee financial expert serving on its audit committee and that Mr. Beaty is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $42,000 for 2021 and $43,260 for 2022.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were $0 for 2021 and $0 for 2022. The fees listed in Item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,100 for 2021 and $7,300 for 2022.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for 2021 and $0 for 2022.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

100% of these fees were approved by the Trust's Audit Committee as required pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant in each of the last two fiscal years for the registrant was $49,000 for 2021 and $52,300 for 2022.

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Proxy Voting Policies and Procedures

I.       INTRODUCTION

ABS Long/Short Strategies Fund (the "Fund") is the beneficial owner of its portfolio securities. Accordingly, the Fund's Board of Trustees (the "Board"), acting on behalf of the Fund, has the right and the fiduciary obligation to vote proxies relating to the Fund's portfolio securities in a manner consistent with the best interests of the Fund and its shareholders. Accordingly, the Board has adopted these Proxy Voting Policies and Procedures with respect to voting proxies relating to portfolio securities held by the Fund (these "Policies and Procedures").

II.       POLICY

A. DELEGATION TO THE INVESTMENT ADVISER.

1. The policy of the Fund is to delegate the responsibility for voting proxies relating to portfolio securities held by the Fund to the Fund's investment adviser (the "Adviser") as a part of the Adviser's general management of the Fund, subject to the Board's continuing oversight.

2. The policy of the Fund is also to adopt the policies and procedures used by the Adviser to vote proxies relating to portfolio securities held by its clients, including the Fund (the "Adviser's Policies and Procedures").

3. The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Fund, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

4. The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.

III.       FIDUCIARY DUTY

The Adviser is a fiduciary to the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders.

IV.       PROXY VOTING PROCEDURES

A. ANNUAL PRESENTATION OF PROXY VOTING POLICIES TO THE BOARD. At least annually, the Adviser shall present to the Board for its review the Adviser's Policies and Procedures. In addition, the Adviser shall notify the Board promptly of material changes to the Adviser's Policies and Procedures.

B. ANNUAL PRESENTATION OF PROXY VOTING RECORD TO THE BOARD. At least annually, the Adviser shall provide to the Board a record of each proxy voted with respect to portfolio securities held by the Fund during the year. With respect to those proxies that the Adviser has identified as involving a conflict of interest, the Adviser shall submit a separate report indicating the nature of the conflict of interest and how that conflict was resolved with respect to the voting of the proxy. For this purpose, a "conflict of interest" shall be deemed to occur when the Adviser, the Fund's principal underwriters, or an affiliated person of the Adviser or a principal underwriter has a financial interest in a matter presented by a proxy to be voted on behalf of the Fund, other than the obligation the Adviser incurs as investment adviser to the Fund, which may compromise the Adviser's independence of judgment and action in voting the proxy.

C. RESOLUTION OF CONFLICTS OF INTEREST. Where a proxy proposal raises a material conflict of interest between the interests of the Adviser, the Fund's principal underwriter, or an affiliated person of the Fund, the Adviser or a principal underwriter and that of the Fund, the Adviser shall resolve such conflict in the manner described below.

1. Vote in Accordance with a Predetermined Specific Policy. To the extent that the Adviser's Policies and Procedures include a pre-determined voting policy for various types of proposals and the Adviser has little or no discretion to deviate from such policy with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. Notify and Obtain Consent of the Board. To the extent that the Adviser's Policies and Procedures include a pre-determined voting policy for various proposals and the Adviser has discretion to deviate from such policy, or the Adviser's Policies and Procedures do not include pre-determined policies, the Adviser shall disclose the conflict to the Board and obtain the Board's consent to the proposed vote prior to voting on such proposal.

a. Detailed Disclosure to the Board. To enable the Board to make an informed decision regarding the vote in question, such disclosure to the Board shall include sufficient detail regarding the matter to be voted on and the nature of the conflict. When the Board does not respond to such a conflict disclosure request or denies the request, the Adviser shall abstain from voting the securities held by the Fund.

b. Use of Independent Third Party. To the extent there is a conflict of interest between the Adviser, the Fund's principal underwriters, or an affiliated person of the Adviser or a principal underwriter and the Fund and the Adviser notifies the Board of such conflict, the Board may vote the proxy in accordance with the recommendation of an independent third party.

V.       REVOCATION OF AUTHORITY TO VOTE

The delegation by the Board of the authority to vote proxies relating to portfolio securities held by the Fund may be revoked by the Board, in whole or in part, at any time.

VI.      ANNUAL FILING OF PROXY VOTING RECORD

The Fund shall file an annual report of each proxy voted with respect to portfolio securities held by the Fund during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.

VII.     PROXY VOTING DISCLOSURES

A. The Fund shall include in its registration statement:

1. A description of these Policies and Procedures and of the Adviser's Policies and Procedures; and

2. A statement disclosing that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling the Fund's toll-free telephone number or through a specified Internet address or both and on the SEC website.

B. The Fund shall include in its Annual and Semi-Annual Reports to shareholders:

1. A statement that a description of these Policies and Procedures is available without charge, upon request, by calling the Fund's toll-free telephone number or through a specified Internet address or both and on the SEC website.

2. A statement that information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Fund's toll-free telephone number or through a specified Internet address or both and on the SEC website.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Adviser who are primarily responsible for the day-to-day portfolio management of the Fund as of April 30, 2022:

Name of Portfolio Manager	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years
Laurence K. Russian	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.
Guilherme R. Valle	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2002.
Michael Halper	Managing Member & Portfolio Manager	Since Inception	Managing Member and Portfolio Manager, ABS Investment Management LLC since 2022.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table shows information regarding accounts (other than the Fund) managed by Mr. Russian, Mr. Valle and Mr. Halper as of April 30, 2022:

Team Member	Pooled Investment Vehicles				Other Accounts
	Number (Total)	Market Value Total	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee(1)	Number (Total)	Market Value (Total)	Number w/ Perf. Fee(1)	Market Value w/ Perf. Fee (1)
L. Russian	12	$5.09b	10	$3.85b	3	$0.63b	1	$0.21b
G. Valle	12	$5.09b	10	$3.85b	3	$0.63b	1	$0.21b
M. Halper	12	$5.09b	10	$3.85b	3	$0.63b	1	$0.21b

(1)	These columns represent the number and market value of Pooled Investment Vehicles and Other Accounts that pay the Adviser a performance-based fee.

Conflicts of Interest

As a general matter, certain actual or apparent conflicts of interest may arise in connection with a Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of other accounts for which the team member is responsible, on the other. For example, the management of multiple accounts may result in a team member devoting unequal time and attention to the management of each account. Although the Adviser does not track the time a team member spends on a single portfolio, it does periodically assess whether a team member has adequate time and resources to effectively manage all of the accounts for which he is responsible. Moreover, variances in advisory fees charged from account to account may create an incentive for a team member to devote more attention to those accounts that pay higher advisory fees. It is also possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.

The Adviser has adopted and implemented policies and procedures, including trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients.

(a)(3) Compensation Structure of Portfolio Manager

The Portfolio Managers are Managing Members and equity owners of the Adviser. Their compensation consists of a fixed salary, bonus compensation and their respective share of the Adviser's earnings. Each year, a bonus pool is established based on the net income of the Adviser and calculated pursuant to pre-set formula. The bonus pool is then allocated to Adviser personnel by the Managing Members. Participation in the bonus pool is at the discretion of the Managing Members and is based on subjective factors determined by the Managing Members in their sole discretion.

(a)(4) Disclosure of Securities Ownership

Portfolio Management Team's Ownership of Shares

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in the Fund as of April 30, 2022:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned(1)
L. Russian	$100,001-$500,000
G. Valle	$100,001-$500,000
M. Halper	$0

(1)	Portfolio Manager beneficially owned Shares directly. Rather, each Portfolio Manager may be deemed to indirectly beneficially own Shares through their respective ownership interests in the Adviser and the Adviser's 401(k) plan.

(b) Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has formed a Nominating Committee composed of the Independent Trustees. The Nominating Committee is responsible for nominating candidates for election or appointment as Independent Trustees and undertaking such other duties as shall be required of the Nominating Committee from time to time by the Board. Currently, the Nominating Committee does not consider nominees recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ABS Long/Short Strategies Fund

By (Signature and Title)*	/s/ Laurence K. Russian

Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Laurence K. Russian

Laurence K. Russian, President & Principal Executive Officer
(Principal Executive Officer)

Date	July 8, 2022

By (Signature and Title)*	/s/ David J. Finn
David J. Finn, Treasurer and Principal Financial Officer
(Principal Financial Officer)

Date	July 8, 2022

*	Print the name and title of each signing officer under his or her signature.